Called-up share capital - Summary of allotted, called up and fully paid share capital (Details) £ / shares in Units, $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 GBP (£) £ / shares shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		$ 5,404	$ 5,402
Repurchase of ordinary share capital	[1]	(776)	(1,511)	$ (355)
Balance, end of period		5,383	5,404	5,402
Preference shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		21	21
Balance, end of period		21	$ 21	$ 21
Number of shares authorised | £					£ 10,000,000
First Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares			7,233	7,233	7,233
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		12	$ 12
Balance, end of period		$ 12	$ 12	$ 12
Par value per share | £ / shares					£ 1
Percentage of nominal cumulative preference shares		8.00%
Second Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares			5,473	5,473	5,473
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		$ 9	$ 9
Balance, end of period		$ 9	$ 9	$ 9
Par value per share | £ / shares					£ 1
Percentage of nominal cumulative preference shares		9.00%
Ordinary Shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period (in shares) | shares		21,535,840	21,525,464	21,288,193
Balance, beginning of period		$ 5,383	$ 5,381	$ 5,322
Issue of new shares for the scrip dividend programme (in shares) | shares		0	208,927	195,305
Issue of new shares for the scrip dividend programme		$ 0	$ 52	$ 49
Issue of new shares for employee share-based payment plans (in shares) | shares		34,000	37,400	92,168
Issue of new shares for employee share-based payment plans		$ 9	$ 9	$ 23
Issue of new shares – other (in shares) | shares		0	0	0
Issue of new shares – other		$ 0	$ 0	$ 0
Repurchase of ordinary share capital (in shares) | shares		(120,058)	(235,951)	(50,202)
Repurchase of ordinary share capital		$ (30)	$ (59)	$ (13)
Balance, end of period (in shares) | shares		21,449,782	21,535,840	21,525,464
Balance, end of period		$ 5,362	$ 5,383	$ 5,381
Par value per share | $ / shares		$ 0.25

[1]	See Note 32 for further information.